Acquisitions and divestments, acquisitions subsequent events (Details) - Acquisition of interests [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Roncador field [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Ownership interest in joint operation	25.00%
Cash consideration	$ 2,350
Contingent payments	$ 550
Roncador field [Member] | Petrobras [Member]
Acquisitions [line items]
Ownership interest in joint operation	75.00%
Martin Linge field and Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Total purchase price		$ 1,450
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of voting equity interests acquired		51.00%
Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of voting equity interests acquired		40.00%